EXPENSES BY NATURE - Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Employee costs	$ (20,595)	$ (24,451)	$ (20,984)
Amortization costs IFA	(55)	(132)	(774)
Impairment losses IFA	0	(4,992)	0
Depreciation PPE and right of use assets	(1,602)	(3,152)	(2,062)
Direct Operating Expenses	(27,107)	(33,190)	(12,804)
Other indirect research and development costs	(3,172)	(4,452)	(1,895)
Total research and development costs	$ (52,531)	$ (70,369)	$ (38,519)